Share-Based Payment (Narrative) (Details) shares in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	Aug. 22, 2021 Share $ / shares	Apr. 12, 2020 shares	Sep. 12, 2018 shares	Jan. 31, 2024 Share ₪ / shares	Sep. 30, 2022 shares	Jun. 28, 2022 shares	Sep. 30, 2021 shares	Nov. 28, 2019 shares	Oct. 28, 2018 shares	Dec. 31, 2023 Share USD ($) ₪ / shares	Dec. 31, 2022 USD ($) ₪ / shares	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement										50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.
Number of options | $										10,193,577
Number of options expired/forfeited | Share										875,000
Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year.
Number of options	500,000											990,000
Exercise price of options | $ / shares	$ 71.89
Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares					240,000
Allocated Options To Employees Dated 12.09.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										1,350,000
Number of options expired/forfeited | Share										0
Exercise price of options | ₪ / shares										₪ 19.61
Allocated Options To Employees Dated 12.09.2018 [Member] | Mr. Yair Seroussi [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares			360,000
Description of vesting requirements for share-based payment arrangement			The options’ vesting period will be distributed over 4 years, on a quarterly basis.
Allocated Options To Employees Dated 12.09.2018 [Member] | Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares			990,000
Allocated Options To Employees Dated 28.10.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										1,602,000
Number of options expired/forfeited | Share										0
Exercise price of options | ₪ / shares										₪ 19.95
Allocated Options To Employees Dated 28.10.2018 [Member] | Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares									1,602,000
Description of vesting requirements for share-based payment arrangement									The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year.
Allocated Options To Employees Dated 28.11.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										110,000
Number of options expired/forfeited | Share										40,000
Exercise price of options | ₪ / shares										₪ 41.57
Allocated Options To Employees Dated 28.11.2019 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares								100,000
Allocated Options To Employees Dated 12.04.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										70,000
Number of options expired/forfeited | Share										0
Exercise price of options | ₪ / shares										₪ 41.1
Allocated Options To Employees Dated 12.04.2020 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares		70,000
Description of vesting requirements for share-based payment arrangement		The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										674,000
Number of options expired/forfeited | Share										195,000
Exercise price of options | ₪ / shares										₪ 69.76
Allocated Options To Employees Dated 30.09.2021 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date.
Allocated Options To Employees Dated 30.09.2021 [Member] | Gilad Yavetz, Zafrir Yoeli And Amit Paz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares							1,182,000
Description of vesting requirements for share-based payment arrangement							The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year. For details regarding the exercise price, see the above table.
Allocated Options To Employees Dated Two Zero [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										60,000
Exercise price of options | ₪ / shares										₪ 70.9
Allocated Options To Employees Dated Two Zero [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares							780,000
Description of vesting requirements for share-based payment arrangement							The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year.
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										100,000	100,000
Number of options expired/forfeited | Share										0
Exercise price of options | ₪ / shares										₪ 68.64	₪ 68.64
Allocated Options To Employees Dated 28.06.2022 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares						100,000
Description of vesting requirements for share-based payment arrangement						The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date.
Allocated Options To Employees Dated 24.04.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										220,000
Number of options expired/forfeited | Share										0
Exercise price of options | ₪ / shares										₪ 61.52
Allocated Options To Employees Dated 24.04.2023 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares						220,000
Description of vesting requirements for share-based payment arrangement						The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date.
Allocated Options To Employees Dated 18.12.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										146,427
Number of options expired/forfeited | Share										0
Exercise price of options | ₪ / shares										₪ 62.81
Allocated Options To Employees Dated 18.12.2023 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares						146,427
Description of vesting requirements for share-based payment arrangement						The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date.
Restricted stock units (RSUs) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share				731,164
Ordinary shares issue price per share | ₪ / shares				₪ 0.1
Vesting period				4 years
Award granted to employees on cashless basis [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | Share				188,892
Exercise price of options | ₪ / shares				₪ 68.04